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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson          Kirkland, Washington  November 14, 2007
   -------------------------------  --------------------  -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          13
                                        --------------------

Form 13F Information Table Value Total:      $4,023,710
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable issuer. Such number is not necessarily the number of shares actually held as of September 30, 2007. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of September 30, 2007.

(2) In calculating the value, Cascade used the price per share for the applicable security as of September 30, 2007.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1        28-05147                    Michael Larson
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

BERKSHIRE HATHAWAY INC DEL    CL A       084670108    479,966      4,050  SH             OTHER         1                 4,050
CANADIAN NATL RY CO           COM        136375102  1,791,780 31,434,745  SH             OTHER         1            31,434,745
FISHER COMMUNICATIONS INC     COM        337756209     22,726    455,700  SH             OTHER         1               455,700
GRUPO TELEVISA SA DE CV   SP ADR REP ORD 40049J206    469,845 19,439,200  SH             OTHER         1            19,439,200
OTTER TAIL CORP               COM        689648103     91,139  2,556,499  SH             OTHER         1             2,556,499
PACIFIC ETHANOL INC           COM        69423U107         10      1,000  SH             OTHER         1                 1,000
PNM RES INC                   COM        69349H107    151,775  6,519,550  SH             OTHER         1             6,519,550
PLANETOUT INC                 COM        727058109      6,626  5,217,391  SH             OTHER         1             5,217,391
REPUBLIC SVCS INC             COM        760759100    889,465 27,192,451  SH             OTHER         1            27,192,451
SIX FLAGS INC                 COM        83001P109     35,329 10,210,600  SH             OTHER         1            10,210,600
SIX FLAGS INC                PIERS       83001P505     10,465    500,000  SH             OTHER         1               500,000
WESTERN ASSET CLAYMORE
 US TR                    COM SH BEN INT 95766Q106     26,493  2,270,200  SH             OTHER         1             2,270,200
WESTERN ASSET/CLYMRE
 US TR INF                    COM        95766R104     48,090  4,113,800  SH             OTHER         1             4,113,800
